Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	ADASTRA HOLDINGS LTD.
Entity Central Index Key	0001891512
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	65,970,547
Entity Incorporation, State or Country Code	Z4
Document Annual Report	true
Entity Interactive Data Current	No
Entity Address, Address Line One	5451 - 275 Street
Document Accounting Standard	International Financial Reporting Standards
Document Transition Report	false
Entity File Number	000-56365
ICFR Auditor Attestation Flag	false
Entity Address, City or Town	Langley
Document Registration Statement	false
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4W 3X8
Document Shell Company Report	false
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	731
Business Contact [Member]
Document Information [Line Items]
City Area Code	778
Local Phone Number	715-5011
Contact Personnel Name	Michael Forbes
Entity Address, Address Line One	5451 - 275 Street
Contact Personnel Fax Number	844-874-9893
Entity Address, City or Town	Langley
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4W 3X8